Related party transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related party transactions [Abstract]
Lease costs on units leased back from related parties
In the 12 months ended December 31, 2011, the Company incurred the following lease costs on units leased back from Ship Finance subsidiaries.

Rig	In millions of US dollar
West Prospero	7
West Polaris	126
West Hercules	120
West Taurus	112
Total	365